Borrowings - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Schedule of Borrowings [Line Items]
Unutilized borrowing facilities	¥ 65,000	¥ 77,935
Subordinated borrowings	¥ 509,210	¥ 562,137
Fixed-rate obligations [Member]
Schedule of Borrowings [Line Items]
Long-term borrowings, Maturities start period	2014	2013
Long-term borrowings, Maturities end period	2043	2042
Long-term borrowings, Minimum interest rate	0.00%	0.00%
Long-term borrowings, Maximum interest rate	12.66%	11.00%
Floating-rate obligations [Member]
Schedule of Borrowings [Line Items]
Long-term borrowings, Maturities start period	2014	2013
Long-term borrowings, Maturities end period	2052	2052
Long-term borrowings, Minimum interest rate	0.00%	0.00%
Long-term borrowings, Maximum interest rate	6.18%	5.29%
Index / Equity-linked obligations [Member]
Schedule of Borrowings [Line Items]
Long-term borrowings, Maturities start period	2014	2013
Long-term borrowings, Maturities end period	2044	2043
Long-term borrowings, Minimum interest rate	0.00%	0.00%
Long-term borrowings, Maximum interest rate	28.50%	42.50%